Offsets	Dec. 05, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Mainz Biomed N.V.
Form or Filing Type	F-3
File Number	333-269091
Initial Filing Date	Dec. 30, 2022
Fee Offset Claimed	$ 13,224.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Ordinary Shares Preferred Shares Warrants Units
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 120,004,009.00
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting the registration fee due under this registration statement by $13,224, which represents the portion of the registration fee previously paid with respect to $120,004,009 of unsold securities (the “Unsold Offset Securities”) previously registered on the Prior Registration Statement. The offering of the Unsold Offset Securities pursuant to the 2023 F-3 associated with the claimed fee offset pursuant to Rule 457(p) will have been completed or terminated upon effectiveness of this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Mainz Biomed N.V.
Form or Filing Type	F-3
File Number	333-269091
Filing Date	Dec. 30, 2022
Fee Paid with Fee Offset Source	$ 13,224.00